DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 14.4%
	BANKING - 0.4%
142	East West Bancorp, Inc.	$ 7,485

	BIOTECH & PHARMA - 1.5%
731	Elanco Animal Health, Inc.(a)	8,216
21	Eli Lilly and Company	11,280
106	Novo Nordisk A/S - ADR	9,640
		29,136
	DIVERSIFIED INDUSTRIALS - 0.5%
47	Eaton Corporation PLC	10,024

	E-COMMERCE DISCRETIONARY - 0.9%
137	Amazon.com, Inc.(a)	17,415

	ENTERTAINMENT CONTENT - 0.5%
60	Walt Disney Company(a)	4,863
500	Warner Bros Discovery, Inc.(a)	5,430
		10,293
	HEALTH CARE FACILITIES & SERVICES - 0.5%
148	Tenet Healthcare Corporation(a)	9,752

	HOME & OFFICE PRODUCTS - 0.6%
48	iRobot Corporation(a)	1,819
200	SharkNinja, Inc.(a)	9,272
		11,091
	HOME CONSTRUCTION - 0.5%
130	Toll Brothers, Inc.	9,615

	INTERNET MEDIA & SERVICES - 1.9%
147	Alphabet, Inc., Class A(a)	19,236
219	Maplebear, Inc.(a)	6,502
234	Uber Technologies, Inc.(a)	10,762
		36,500

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 14.4% (Continued)
	LEISURE FACILITIES & SERVICES - 0.5%
123	Flutter Entertainment plc - ADR(a)	$ 9,990

	MORTGAGE FINANCE - 1.1%
446	Blackstone Mortgage Trust, Inc., Class A	9,701
586	Starwood Property Trust, Inc.	11,339
		21,040
	RETAIL - DISCRETIONARY - 0.4%
53	Williams-Sonoma, Inc.	8,236

	SEMICONDUCTORS - 1.3%
50	Applied Materials, Inc.	6,923
294	Intel Corporation	10,452
77	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,691
		24,066
	SOFTWARE - 1.3%
77	Microsoft Corporation	24,313

	SPECIALTY FINANCE - 1.6%
143	Capital One Financial Corporation	13,878
2,194	SoFi Technologies, Inc.(a)	17,530
		31,408
	TECHNOLOGY SERVICES - 0.9%
175	PayPal Holdings, Inc.(a)	10,230
1,861	Thoughtworks Holding, Inc.(a)	7,593
		17,823

	TOTAL COMMON STOCKS (Cost $248,067)	278,187

	EXCHANGE-TRADED FUNDS — 34.1%
	EQUITY - 34.1%
964	ALPS O'Shares U.S. Quality Dividend ETF	40,421
256	Consumer Discretionary Select Sector SPDR Fund	41,211
405	First Trust NASDAQ Clean Edge Smart Grid	38,025

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 34.1% (Continued)
	EQUITY - 34.1% (Continued)
191	Invesco S&P 500 Quality ETF			$ 9,558
10	iShares Europe ETF			477
569	iShares Global 100 ETF			41,674
565	iShares Global Financials ETF			39,801
361	iShares Global Industrials ETF			40,797
700	iShares Global Tech ETF			40,488
907	iShares India 50 ETF			40,987
153	iShares Russell 1000 Growth ETF			40,696
256	iShares Russell 1000 Value ETF			38,866
396	iShares S&P Mid-Cap 400 Value ETF			39,968
316	iShares U.S. Basic Materials ETF			39,917
517	iShares U.S. Home Construction ETF			40,579
1,739	iShares U.S. Oil Equipment & Services ETF			41,806
281	SPDR S&P Oil & Gas Exploration & Production ETF			41,563
245	Technology Select Sector SPDR Fund			40,163
				656,997

	TOTAL EXCHANGE-TRADED FUNDS (Cost $660,024)			656,997

	PREFERRED STOCKS — 0.0%(b)
	BANKING — 0.0%(b)
795	First Republic Bank			-
	TOTAL PREFERRED STOCKS (Cost $5,087)			-

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 0.5%
	PUBLISHING & BROADCASTING — 0.5%
12,000	iHeartCommunications, Inc.	8.3750	05/01/27	8,656

	TOTAL CORPORATE BONDS (Cost $9,150)			8,656

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 56.2%
	MONEY MARKET FUNDS - 56.2%
677,749	Fidelity Investments Money Market Government Portfolio, Class I, 5.23%(c)				$ 677,749
404,067	First American Government Obligations Fund, Class X, 5.26%(c)				404,067
	TOTAL MONEY MARKET FUNDS (Cost $1,081,816)				1,081,816

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,081,816)				1,081,816

	TOTAL INVESTMENTS - 105.2% (Cost $2,004,144)				$ 2,025,656
	CALL OPTIONS WRITTEN - (3.6)% (Premiums Received - $63,497)				(70,143)
	SECURITIES SOLD SHORT – (37.2)% (Proceeds - $755,834)				(715,220)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 35.6%				684,372
	NET ASSETS - 100.0%				$ 1,924,665

Contracts(d)
	WRITTEN EQUITY OPTIONS(a) - (3.6)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (3.6)%
20	Affirm Holdings, Inc.	01/19/2024	$ 15	$ 42,540	15,400
5	Affirm Holdings, Inc.	01/19/2024	20	10,635	2,200
7	C3.ai, Inc.	01/19/2024	20	17,864	4,613
3	Coinbase Global, Inc.	01/19/2024	85	22,524	2,541
3	DoorDash, Inc.	05/17/2024	75	23,841	4,613
6	Gitlab, Inc.	01/19/2024	45	27,132	3,804
3	Micron Technology, Inc.	06/21/2024	70	20,409	2,685
1	NVIDIA Corporation	04/19/2024	500	43,499	3,970
13	Palantir Technologies, Inc.	03/15/2024	15	20,800	4,420
18	Redfin Corporation	05/17/2024	8	12,672	2,745
18	Robinhood Markets, Inc.	05/17/2024	10	17,658	2,718
3	Roku, Inc.	04/19/2024	75	21,177	3,315
3	Shopify, Inc.	01/19/2024	50	16,371	2,712
1	Snowflake, Inc.	01/19/2024	140	15,277	2,522
1	Snowflake, Inc.	01/19/2024	150	15,277	1,925
7	Upstart Holdings, Inc.	04/19/2024	30	19,978	5,110
5	Wayfair, Inc.	04/19/2024	70	30,285	4,850
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $63,497)				70,143

	TOTAL EQUITY OPTIONS WRITTEN (Premiums Received - $63,497)				$ 70,143

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS(a) — (0.5)%
	BEVERAGES - (0.5)%
(60)	PepsiCo, Inc.	$ (10,166)

	EXCHANGE-TRADED FUNDS(a) — (36.7)%
	EQUITY - (33.5)%
(231)	ARK Innovation ETF	(9,164)
(576)	Consumer Staples Select Sector SPDR Fund	(39,635)
(147)	Health Care Select Sector SPDR Fund	(18,925)
(1,436)	iShares China Large-Cap ETF	(38,097)
(1,484)	iShares International Developed Property ETF	(37,168)
(1,143)	iShares MSCI BRIC ETF	(38,416)
(998)	iShares MSCI Emerging Markets ETF	(37,874)
(2,170)	iShares MSCI Hong Kong ETF	(37,216)
(945)	iShares MSCI Pacific ex Japan ETF	(37,592)
(2,047)	iShares MSCI Singapore ETF	(37,562)
(174)	iShares Russell 2000 Growth ETF	(39,002)
(88)	iShares U.S. Industrials ETF	(8,878)
(815)	iShares U.S. Medical Devices ETF	(39,528)
(276)	iShares US Pharmaceuticals ETF	(48,847)
(20)	SPDR S&P 500 ETF Trust	(8,550)
(527)	SPDR S&P Biotech ETF	(38,482)
(1,330)	Utilities Select Sector SPDR Fund	(78,376)
(653)	Vanguard Real Estate ETF	(49,405)
		(642,717)
	FIXED INCOME - (3.2)%
(103)	iShares 3-7 Year Treasury Bond ETF	(11,655)
(119)	iShares iBoxx High Yield Corporate Bond ETF	(8,773)
(1,390)	iShares Preferred & Income Securities ETF	(41,909)
		(62,337)
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $755,834)	$ (715,220)

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
September 30, 2023

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven-day effective yield as of September 30, 2023.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.